Held-to-maturity financial assets	12 Months Ended
Dec. 31, 2017
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Held-to-maturity financial assets

Note 11 - Held-to-maturity financial assets

The amortized cost of held-to-maturity financial assets is as follows:

	12/31/2017	12/31/2016
	Amortized cost	Amortized cost
Corporate securities	13,376	14,977
Brazilian external debt bonds (1)	9,073	12,042
Brazilian government securities	13,650	12,937
Government securities – abroad	461	539
Colombia	448	526
Uruguay	13	13

Total (2)	36,560	40,495

(1)	Held-to-maturity financial assets pledged as collateral of funding transactions of financial institutions and clients were R$ 974 (R$ 11,778 at 12/31/2016).
(2)	In the period, there was no reclassification of held-to-maturity financial assets to other categories of financial assets.

The interest income related to held-to-maturity financial assets was R$ 2,896 (R$ 3,788 from 01/01 to 12/31/2016 and R$ 3,758 from 01/01 to 12/31/2015).

The fair value of held-to-maturity financial assets is disclosed in Note 31.

The amortized cost of held-to-maturity financial assets by maturity is as follows:

	12/31/2017	12/31/2016
	Amortized cost	Amortized cost
Current	10,296	2,498
Up to one year	10,296	2,498
Non-current	26,264	37,997
From one to five years	9,437	19,376
From five to ten years	10,243	10,957
After ten years	6,584	7,664

Total	36,560	40,495